Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Economic Sector (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstandings	€ 831,605	€ 773,636
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstandings	54,512	54,670
Real estate [member]
Disclosure of credit risk exposure [line items]
Outstandings	53,053	49,704
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstandings	62,202	23,099
Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Outstandings	30,476	27,893
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstandings	58,497	64,198
Services [Member]
Disclosure of credit risk exposure [line items]
Outstandings	23,363	22,448
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstandings	40,547	38,108
Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Outstandings	22,951	20,341
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstandings	21,532	19,860
Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstandings	17,571	15,909
Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstandings	66,245	62,697
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstandings	43,037	44,518
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstandings	320,637	309,913
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstandings	16,982	20,278
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	365,480	320,153
Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstandings	52,774	50,754
Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Outstandings	52,438	49,098
Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstandings	34,366
Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Outstandings	28,976	26,352
Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstandings	23,908	26,265
Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstandings	22,248	21,369
Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstandings	20,806	17,394
Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Outstandings	20,999	18,739
Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstandings	20,344	18,711
Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstandings	16,439	14,905
Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Outstandings	14,442	13,503
Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstandings	57,741	48,821
Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Outstandings	14,841	14,242
Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	7,543	8,531
Mortgages [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	147,203	134,667
Mortgages [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,170	1,090
Mortgages [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	93,179	81,749
Mortgages [member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	0
Mortgages [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,085	3,151
Mortgages [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	323	324
Mortgages [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9,379	8,747
Mortgages [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,581	1,774
Mortgages [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,376	7,170
Mortgages [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5,027	4,676
Mortgages [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,634	8,159
Mortgages [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	376	777
Mortgages [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	17,073	10,534
Mortgages [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,132	6,517
Mortgages [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,578	4,132
Eligible Financial Collateral [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	19,089	15,185
Eligible Financial Collateral [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,142	2,359
Eligible Financial Collateral [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,498	1,641
Eligible Financial Collateral [Member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6
Eligible Financial Collateral [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	148	139
Eligible Financial Collateral [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	338	126
Eligible Financial Collateral [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,889	2,800
Eligible Financial Collateral [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9,163	5,362
Eligible Financial Collateral [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	302	269
Eligible Financial Collateral [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	263	210
Eligible Financial Collateral [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	203	240
Eligible Financial Collateral [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	616	911
Eligible Financial Collateral [Member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,520	899
Eligible Financial Collateral [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	205	230
Eligible Financial Collateral [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	266	441
Other CRR/CRD IV eligible [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	125,472	99,569
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	20,718	20,529
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,823	1,363
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	0
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	25,068	21,428
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,848	2,370
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5,802	4,318
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	20,788	13,018
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,842	7,791
Other CRR/CRD IV eligible [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	16,684	6,529
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	4,364	3,381
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,529	4,134
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	15,007	9,918
Other CRR/CRD IV eligible [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5,021	4,789
Other CRR/CRD IV eligible [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,350	3,261
Guarantees [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	86,215	90,777
Guarantees [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	17,944	16,162
Guarantees [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,399	7,179
Guarantees [member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	0
Guarantees [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,470	6,983
Guarantees [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,312	1,624
Guarantees [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,480	7,148
Guarantees [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5,529	5,070
Guarantees [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,380	7,529
Guarantees [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6,065	6,152
Guarantees [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,899	3,171
Guarantees [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,447	3,920
Guarantees [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	18,289	21,302
Guarantees [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	4,370	4,535
Guarantees [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,676	2,947
Non CRR/CRD IV eligible [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	132,416	128,985
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	17,648	18,501
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9,172	8,084
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	0
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	5,787	7,734
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,070	746
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	15,631	12,315
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	11,558	10,255
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	15,257	15,287
Non CRR/CRD IV eligible [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	14,919	12,169
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6,485	7,239
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	4,426	6,325
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	30,463	22,444
Non CRR/CRD IV eligible [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,719	7,886
Non CRR/CRD IV eligible [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	€ 2,097	€ 2,877
No cover [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	37.70%	35.30%
No cover [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	28.20%	32.60%
No cover [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.30%	6.40%
No cover [member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	100.00%
No cover [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	17.70%	19.20%
No cover [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	79.10%	86.20%
No cover [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	34.20%	34.80%
No cover [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	33.70%	36.40%
No cover [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	29.10%	26.20%
No cover [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	33.40%	36.90%
No cover [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	35.70%	36.30%
No cover [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	43.00%	39.70%
No cover [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	39.40%	49.70%
No cover [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	27.50%	35.40%
No cover [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	28.80%	23.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.30%	5.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	11.60%	12.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.20%	1.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.10%	5.00%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.30%	1.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.60%	4.00%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.80%	6.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.70%	4.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.70%	3.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.80%	2.60%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	16.20%	8.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.30%	5.30%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.50%	4.20%
Greater than zero percentage to twenty five percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.80%	3.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.40%	4.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	11.40%	10.50%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.20%	0.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.00%	1.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.70%	0.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.20%	4.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.10%	5.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.80%	5.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.70%	6.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.80%	3.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.10%	3.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.90%	4.40%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.20%	5.00%
Greater than twenty five percentage to fifty percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.80%	6.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.80%	6.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	10.70%	10.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.10%	3.20%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.50%	4.50%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.30%	1.00%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.70%	5.80%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.20%	8.90%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.90%	10.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.40%	7.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.40%	7.60%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.70%	4.80%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.50%	4.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.10%	6.00%
Greater than fifty percentage to seventy five percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.00%	7.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.00%	8.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	12.40%	9.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.60%	9.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	10.30%	12.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.20%	2.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.70%	9.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.00%	2.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	11.50%	11.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.40%	8.50%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	12.00%	12.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.80%	6.40%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.50%	8.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	10.50%	8.90%
Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	15.10%	17.00%
Hundred Percentage [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.80%	40.60%
Hundred Percentage [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	25.70%	24.60%
Hundred Percentage [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan	81.60%	79.20%
Hundred Percentage [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan	58.50%	57.20%
Hundred Percentage [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan	10.40%	9.10%
Hundred Percentage [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	44.50%	42.10%
Hundred Percentage [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan	41.20%	41.00%
Hundred Percentage [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.00%	42.10%
Hundred Percentage [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	40.40%	37.50%
Hundred Percentage [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.40%	38.00%
Hundred Percentage [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan	27.20%	37.10%
Hundred Percentage [Member] | Business Lending [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Value to Loan	36.30%	27.90%
Hundred Percentage [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	41.10%	40.40%
Hundred Percentage [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.40%	42.40%